DERIVATIVE FINANCIAL INSTRUMENTS - Balance Sheet Location (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative financial instruments (Note 12)	$ 697	$ 313
Derivative financial instruments (Note 12)	3	2,456
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative financial instruments (Note 12)	697	313
Derivative financial instruments (Note 12)	$ 3	$ 2,440
Foreign currency forward exchange contracts | Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets	Prepaid expenses and other current assets
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities	Accrued liabilities
Derivative financial instruments (Note 12)	$ 697	$ 313
Derivative financial instruments (Note 12)	$ 3	$ 0
Foreign currency forward exchange contracts | Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities	Accrued liabilities
Derivative financial instruments (Note 12)	$ 0	$ 2,440